UNAUDTED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	110,254,155	5,941,204
Common Stock, Shares, Outstanding	110,254,155	5,941,204